Related Parties (Details Textual) ₪ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 01, 2019 USD ($)	Jun. 30, 2018 ILS (₪)	Dec. 31, 2017
Related Parties (Textual)
Amount of monthly consideration | $	$ 417
NIS [Member] | Services Agreement [Member] | Maximum [Member]
Related Parties (Textual)
Amount of monthly consideration		₪ 53
NIS [Member] | Services Agreement [Member] | Minimum [Member]
Related Parties (Textual)
Amount of monthly consideration		₪ 33
Related Party [Member]
Related Parties (Textual)
Bonus from net profit, Percentage		15.00%
Acquisition agreement, description			Pursuant to a Management Services Agreement entered into as part of the acquisition agreement, iDnext was paid a monthly fee of NIS 33,000 (approximately $8.5) through December 31, 2017. The Management Services Agreement expired on December 31, 2017.
Related Party [Member] | NIS [Member]
Related Parties (Textual)
Amount of monthly consideration		₪ 33
Related Party [Member] | Three employees [Member] | NIS [Member]
Related Parties (Textual)
Amount of monthly consideration		₪ 35